Statements of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Participants	$ 34,710,807	$ 30,224,780
Rollovers	2,651,087	2,134,664
Employer	16,597,023	14,648,272
Total contributions	53,958,917	47,007,716
Investment income:
Net appreciation in fair value of investments	49,520,487	80,864,473
Interest and dividends	29,920,653	14,029,588
Total investment income	79,441,140	94,894,061
Interest on notes receivable from participants	1,242,628	1,007,176
Total additions	134,642,685	142,908,953
Deductions:
Benefits paid to participants	63,985,790	50,289,951
Administrative fees	716,470	636,704
Total deductions	64,702,260	50,926,655
Net increase	69,940,425	91,982,298
Net assets available for benefits at beginning of year	494,682,199	402,699,901
Net assets available for benefits at end of year	$ 564,622,624	$ 494,682,199